Lease liabilities and right-of-use assets - Depreciation of Right of Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation is allocated as detailed below:
Depreciation of right-of-use assets	$ 364,116	$ 1,216,495	$ 541,218
Assets classified as held for sale	148,814	367,877	129,845
General and administrative expenses
Depreciation is allocated as detailed below:
Depreciation of right-of-use assets	$ 215,302	$ 848,618	$ 411,373